NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the period reported. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on accounts and cash on hand. We consider short-term, highly liquid investments that have an original maturity of three months or less to be cash equivalents. Amounts held in financial institutions are in excess of FDIC insurance limits. We have not experienced any losses in such account and believe we are not exposed to any significant risks on our cash in bank accounts.

Pursuant to NJAC 13:69O‑1.3(k), a separate New Jersey bank account is maintained to segregate internet gaming patron’s funds on deposit, pending withdrawals, and active wagers. The balance in this account at December 31, 2019 and 2018 was $38.1 million and $14.6 million, respectively and is shown as restricted cash. Unrestricted cash balance at December 31, 2019 and 2018 was $0.8 million and $42 thousand, respectively.

Accounts Receivable

Accounts Receivable

Receivables consist of amounts due from third party processors and online gaming operators. As of December 31, 2019, and 2018, there were $3.3 million and $2.3 million, respectively, due from gaming platform providers. Receivables are reviewed for collectability based on historical collection experience and specific review of individual accounts. Receivables are written off when they are deemed to be uncollectible. For the years ended December 31, 2019 and 2018 there was no allowance for doubtful accounts. Accounts receivables are non-interest bearing and are initially recorded at cost. Amounts written off totaled $0.2 million and $0.1 million for the years ended December 31, 2019 and 2018, respectively

Customer Deposits

Customer Deposits

Customer deposits are liabilities that relate to amounts received from customers and online betting operators and are required to be maintained to comply with regulatory requirements. As of December 31, 2019, and 2018, there were $29.2 million and $12.0 million, respectively, in deposits from customers and online gaming operators.

Financial Instruments

Financial Instruments

GAAP establishes a hierarchy for fair value measurements, such that Level 1 measurements include unadjusted quoted market prices for identical assets or liabilities in an active market, Level 2 measurements include quoted market prices for identical assets or liabilities in an active market which have been adjusted for items such as effects of restrictions for transferability and those that are not quoted but are observable through corroboration with observable market data, including quoted market prices for similar assets, and Level 3 measurements include those that are unobservable and of a highly subjective measure.

Revenue and Cost Recognition

Revenue and Cost Recognition

We recognize revenue for services when the services are performed and when we have no substantive performance obligations remaining. Online real money gaming revenues are measured by the aggregate net difference between gaming wins and losses and recorded as Casino gaming revenue in the accompanying statements of operations, with liabilities recognized for funds deposited by customers before gaming play occurs. We report 100% of casino wins as revenue and our service provider’s share is reported in costs and expenses.

Jackpots, other than the incremental amount of progressive jackpots, are recognized at the time they are won by customers. We accrue the incremental amount of progressive jackpots as the progressive game is played, and the progressive jackpot amount increases, with a corresponding reduction to casino revenues. Free play and other incentives to customers related to internet gaming play are recorded as a reduction of casino gaming revenue.

We are contracted to manage multi-year market access agreements with online gaming operators that are authorized to operate real money online gaming and sports betting in New Jersey, for which we receive royalties and cost reimbursement. Initial fees received for the market access agreements and prepaid guaranteed minimum royalties are deferred and recognized over the term of the contract as the performance obligations are satisfied.

Advertising		Advertising Advertising costs are expensed as incurred during such year. Advertising expenses were $9.3 million and $8.2 million, in 2019 and 2018, respectively.
Gaming Tax

Gaming Tax

The Company remits monthly to the State of New Jersey a tax equal to 15% of gross internet gaming revenue and a tax equal to 13% of gross internet sports wagering revenue, as defined. As required by the provisions of the New Jersey Casino Control Act (the “Act”), New Jersey casino licensees must pay an investment alternative tax of 2.5% of gross casino revenues and 5.0% of internet gaming revenues as defined in the Act. However, pursuant to contracts with the New Jersey Casino Reinvestment Development Authority (“CRDA”), GNAC pays 1.25% of its gross casino revenues and 2.5% of internet gaming revenues to the CRDA (the “CRDA Payment”) to fund qualified investments as defined in the Act. Gaming tax expense was $10.0 million and $8.5 million for the years ended December 31, 2019 and 2018, respectively.

Income Taxes

Income Taxes

We are subject to a tax sharing agreement with certain FEI owned companies. We record tax assets and liabilities associated with temporary differences on a separate return basis in accordance with GAAP.

We follow the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the underlying assets are realized or liabilities are settled. A valuation allowance reduces deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

We use a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order to be recognized in the financial statements. Accordingly, we report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. We recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Adopted Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU’) 2016‑02, “Leases (Topic 842).” This guidance requires recognition of most lease liabilities on the balance sheet to give investors, lenders, and other financial statement users a more comprehensive view of a company’s long-term financial obligations, as well as the assets it owns versus leases. ASU 2016‑02 will be effective for fiscal years beginning after December 15, 2021, and for interim periods within annual periods after December 15, 2022. In July 2018, the FASB issued ASU 2018‑11 making transition requirements less burdensome. The standard provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the Company’s financial statements. We are currently evaluating the impact that this guidance will have on our financial statements as well as the expected adoption method. We do not believe the adoption of this standard will have a material impact on our financial statements.

Adopted Accounting Pronouncements

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) 2014‑09 “Revenue from Contracts with Customers (Topic 606).” ASU 2014‑09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and eliminates existing industry guidance. Under ASU 2014‑09, revenue is recognized in an amount that reflects the consideration an entity expects to receive for the transfer of goods and services. The standard also requires additional disclosures about the nature, timing and uncertainty of revenue and cash flows arising from contracts with customers. The adoption of this standard in 2018 did not have a material impact on our financial statements.

In October 2016, the FASB issued ASU 2016‑16, “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory.” The update provides guidance on the income tax consequences of an intra-entity transfer of an asset other than inventory. The guidance is effective for annual reporting periods beginning after December 15, 2018 and interim reporting periods within annual periods after December 15, 2019. Early adoption is permitted for any entity as of the beginning of an annual reporting period for which financial statements (interim or annual) have not been issued or made available for issuance. We adopted this standard in 2019 and it did not have a material impact our financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016‑02, “Leases (Topic 842).” This guidance requires recognition of most lease liabilities on the balance sheet to give investors, lenders, and other financial statement users a more comprehensive view of a company’s long-term financial obligations, as well as the assets it owns versus leases. ASU 2016‑02 will be effective for fiscal years beginning after December 15, 2021, and for interim periods within annual periods after December 15, 2022. In July 2018, the FASB issued ASU 2018‑11 making transition requirements less burdensome. The standard provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the Company’s financial statements. We are currently evaluating the impact that this guidance will have on our financial statements as well as the expected adoption method. We do not believe the adoption of this standard will have a material impact on our financial statements.

In August 2018, the FASB issued ASU 2018‑13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement.” This update modifies fair value measurement disclosure requirements including (i) removing certain disclosure requirements such as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (ii) modifying certain disclosure requirements, and (iii) adding certain disclosure requirements such as changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period. The amendments in this update are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. We do not believe this standard will materially impact our financial statements.